Draft Registration Statement
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Confidential Submission – JOBS Act

To whom it may concern:

                On behalf of xG Technology, Inc. (“xG”), I am submitting this draft registration statement pursuant to Section 6(e) of the Securities Act of 1933, as amended.  In so submitting, xG hereby certifies to the Commission that it is an Emerging Growth Company as defined in the JOBS Act inasmuch as xG has had “total annual gross revenues” of less than $1 billion during its most recently completed fiscal year, ending December 31, 2011 (and will have total annual gross revenues of less than $1 billion for the fiscal year that will end on December 31, 2012).

                Should you have any questions, please feel free to contact the undersigned at either rmooers@xgtechnology.com or 860-444-0102.

Very truly yours,

xG Technology, Inc.

By:	/s/: Richard L. Mooers

Richard L. Mooers

Its:	Executive Chairman

240 South Pineapple Avenue • Suite 701 • Sarasota, FL 34236 • 941.953.9035 • 941.954.8595 (F) • www.xgtechnology.com